Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,394	€ 1,372
Ending balance	870	1,394
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,304	1,276
Ending balance	750	1,304
Purchased concessions, rights and other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	90	96
Ending balance	120	90
Costs of acquisition or construction
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,106	2,509
Additions	200	1,586
Disposals		11
Ending balance	4,306	4,106
Costs of acquisition or construction | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,998	2,401
Additions	163	1,586
Disposals		11
Ending balance	4,161	3,998
Costs of acquisition or construction | Purchased concessions, rights and other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	108	108
Additions	37
Ending balance	145	108
Accumulated amortization/write downs and depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,712)	(1,137)
Amortization	(724)	(1,575)
Ending balance	(3,436)	(2,712)
Accumulated amortization/write downs and depreciation | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,694)	(1,125)
Amortization	(717)	(1,569)
Ending balance	(3,411)	(2,694)
Accumulated amortization/write downs and depreciation | Purchased concessions, rights and other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(18)	(12)
Amortization	(7)	(6)
Ending balance	€ (25)	€ (18)